Note 10 - Short-term Borrowings (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 6,000	$ 10,000	$ 4,000
Line of Credit Facility, Interest Rate During Period	5.75%	5.65%	5.81%
Long-term Line of Credit, Total	$ 0	$ 0
Federal Home Loan Bank Advances, Additional Borrowing Capacity	27,000	$ 41,500
Securities Sold under Agreements to Repurchase, Total	0
Deposits Paid for Securities Borrowed, at Carrying Value	$ 2,400